REVENUES	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
REVENUES	REVENUES
On January 1, 2018, the Company adopted new FASB guidance on revenue from contracts with customers using the modified retrospective transition method for all contracts that were in effect on the date of adoption. Results reported for 2019 and 2018 reflect the application of the new guidance, while the 2017 comparative results were prepared and reported under previous revenue recognition guidance.
Disaggregation of Revenues

year ended December 31, 2019	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,010	4,245	601	2,423	—	11,279
Power generation	—	—	—	—	662	662
Natural gas storage and other	—	650	2	4	73	729
	4,010	4,895	603	2,427	735	12,670
Other revenues[1,2]	—	83	—	452	50	585
	4,010	4,978	603	2,879	785	13,255

1
Other revenues include income from the Company's marketing activities, financial instruments and lease contracts. These arrangements are not in the scope of the revenue guidance. Refer to Note 9, Leases, and Note 25, Risk management and financial instruments, for additional information on income from lease arrangements and financial instruments, respectively.

2	Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 17, Income taxes, for additional information.

year ended December 31, 2018	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Storage	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,038	3,549	614	2,079	—	10,280
Power generation	—	—	—	—	1,771	1,771
Natural gas storage and other	—	654	5	3	81	743
	4,038	4,203	619	2,082	1,852	12,794
Other revenues[1,2]	—	111	—	502	272	885
	4,038	4,314	619	2,584	2,124	13,679

1
Other revenues include income from the Company's marketing activities, financial instruments and lease contracts. These arrangements are not in the scope of the revenue guidance. Refer to Note 25, Risk management and financial instruments, for additional information on income from financial instruments.

2	Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to Note 17, Income taxes, for additional information.
Revenues from contracts with customers are recognized net of any taxes collected from customers which are subsequently remitted to governmental authorities. The Company's contracts with customers include natural gas and liquids pipelines capacity arrangements and transportation contracts, power generation contracts, natural gas storage and other contracts.

Contract Balances

at December 31	2019	2018
(millions of Canadian $)

Receivables from contracts with customers	1,458	1,684
Contract assets (Note 7)	153	159
Long-term contract assets[1]	102	21
Contract liabilities[2]	61	11
Long-term contract liabilities (Note 16)	226	121

1	Recorded as part of Intangibles and other assets on the Consolidated balance sheet.

2
Comprised of deferred revenue recorded in Accounts payable and other on the Consolidated balance sheet. During the year ended December 31, 2019, $6 million (2018 – $17 million) of revenue was recognized that was included in the contract liability at the beginning of the year.

Contract assets and long-term contract assets primarily relate to the Company’s right to revenues for services completed but not invoiced at the reporting date on long-term committed capacity natural gas pipelines contracts. The change in contract assets is primarily related to the transfer to Accounts receivable when these rights become unconditional and the customer is invoiced, as well as the recognition of additional revenues that remain to be invoiced. Contract liabilities and long-term contract liabilities primarily relate to force majeure fixed capacity payments received on long-term capacity arrangements in Mexico.
Future Revenues from Remaining Performance Obligations
The following provides a discussion of the transaction price allocated to future performance obligations as well as practical expedients used by the Company.
Capacity Arrangements and Transportation
As at December 31, 2019, future revenues from long-term pipeline capacity arrangements and transportation contracts extending through 2046 are approximately $26.6 billion, of which approximately $3.7 billion is expected to be recognized in 2020.
Future revenues from long-term capacity arrangements and transportation contracts do not include constrained variable revenues or arrangements to which the right to invoice practical expedient has been applied. As a result, these amounts are not representative of potential total future revenues expected from these contracts.
Future revenues from the Company's Canadian natural gas pipelines' regulated firm capacity contracts include fixed revenues for the time periods that tolls under current rate settlements are in effect, which is currently one year. Many of these contracts are long-term in nature and revenues from the remaining performance obligations that extend beyond the current rate settlement term are considered to be fully constrained since future tolls remain unknown. Revenues from these contracts will be recognized once the performance obligation to provide capacity has been satisfied and the regulator has approved the applicable tolls. In addition, the Company considers interruptible transportation service revenues to be variable revenues since volumes cannot be estimated. These variable revenues are recognized on a monthly basis when the Company satisfies the performance obligation and have been excluded from the future revenues disclosure as the Company applies the practical expedient related to variable revenues to these contracts. The future variable revenues earned under these contracts are allocated entirely to unsatisfied performance obligations at December 31, 2019.
The Company also applies the right to invoice practical expedient to all of its U.S. and certain of its Mexico regulated natural gas pipeline capacity arrangements and flow-through revenues. Revenues from regulated capacity arrangements are recognized based on current rates and flow-through revenues are earned from the recovery of operating expenses. These revenues are recognized on a monthly basis as the Company performs the services and are excluded from future revenues disclosures.
Revenues from liquids pipelines capacity arrangements have a variable component based on volumes transported. As a result, these variable revenues are excluded from the future revenues disclosures as the Company applies the practical expedient related to variable revenues to these contracts. The future variable revenues earned under these contracts are allocated entirely to unsatisfied performance obligations at December 31, 2019.
Power Generation
The Company has long-term power generation contracts extending through 2028. Revenues from power generation have a variable component related to market prices that are subject to factors outside the Company’s influence. These revenues are considered to be fully constrained and are recognized on a monthly basis when the Company satisfies the performance obligation. The Company applies the practical expedient related to variable revenues to these contracts. As a result, future revenues from these contracts are excluded from the disclosures.
Natural Gas Storage and Other
As at December 31, 2019, future revenues from long-term natural gas storage and other contracts extending through 2026 are approximately $0.8 billion, of which approximately $414 million is expected to be recognized in 2020. The Company applies the practical expedients related to contracts that are for a duration of one year or less and where it recognizes variable consideration, and therefore excludes the related revenues from the future revenues disclosure. As a result, these amounts are lower than the potential total future revenues from these contracts.